Investments - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Investment [Line Items]
Fair Value		$ 29,029.4	$ 31,037.0	$ 29,029.4
Cost or Amortized Cost		28,740.2	30,210.6	28,740.2
Investments in limited partnerships	$ 150.0	214.7	173.0	214.7
Impairment caused by decrease in expected tax benefit			18.4
Corporate securities
Investment [Line Items]
Fair Value	$ 23,934.4	$ 21,769.0	$ 23,932.2	$ 21,769.0
Concentration risk percentage	100.00%		100.00%	100.00%
Fixed maturities
Investment [Line Items]
Concentration risk percentage		100.00%	100.00%
Public utilities | Corporate securities
Investment [Line Items]
Fair Value			$ 3,088.8
Cost or Amortized Cost			2,981.4
Redeemable preferred stock | Corporate securities
Investment [Line Items]
Fair Value			69.5
Cost or Amortized Cost			66.1
Foreign Government Investments | Other debt obligations
Investment [Line Items]
Fair Value			101.4
Cost or Amortized Cost			100.3
Tax Credit Investments
Investment [Line Items]
Investments in limited partnerships	$ 150.0	$ 195.2	173.0	$ 195.2
Low-Income Housing Project Investments | Tax Credit Investments
Investment [Line Items]
Investments in limited partnerships	143.7	186.0	165.8	186.0
Below Investment Grade | Fixed maturities
Investment [Line Items]
Fair Value	978.9	1,295.7	1,111.4	1,295.7
Cost or Amortized Cost	$ 953.2	$ 1,220.8	$ 1,029.6	$ 1,220.8
Concentration risk percentage	3.20%		3.70%	4.60%